Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001512673
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Block, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
Entity Address, Address Line One	1955 Broadway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	(415)
Local Phone Number	375-3176
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0000001 par value per share
Trading Symbol	XYZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false